SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares		Dec. 30, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares		Dec. 31, 2020 CNY (¥) shares	Dec. 07, 2020 shares	Sep. 03, 2020 shares	Sep. 02, 2020 shares
IfrsStatementLineItems [Line Items]
Number of shares authorised			50,000,000,000	50,000,000,000		250,000,000	50,000,000,000	50,000,000,000
Value of Shares authorised | $			$ 1,200				$ 1,200
Number of shares outstanding			8,057,847,000	8,057,847,000			5,976,098,000	5,976,098,000		3,674,370,000		3,100,000	9,200,000
Share capital			$ 193,000	¥ 1,288	[1]		$ 143,000	¥ 943	[2]	¥ 591
Number of shares issued			1,666,667,000	1,666,667,000		200,000,000	1,502,110,000	1,502,110,000			566,379
Value of shares issued | ¥	¥ 276	¥ 230
Shares issued by exercise of warrants		685,339
Warrants exercised into shares, value | ¥		¥ 105
Number of shares, equity compensation	415,082,000	114,279,000
Value of shares, equity compensation | ¥	¥ 69	¥ 17
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued by exercise of warrants		685,339,000

[1]	Equivalent to US$193,000
[2]	Equivalent to US$143,000